TOEWS UNCONSTRAINED INCOME FUND
TOEWS UNCONSTRAINED INCOME FUND
Investment Objectives:
The Fund seeks to provide income and long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TOEWS UNCONSTRAINED INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TOEWS UNCONSTRAINED INCOME FUND
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.36%
Acquired Fund Fees and Expenses	[2]	0.25%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and/or Reimbursement	[3]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.50%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
TOEWS UNCONSTRAINED INCOME FUND	153	497

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest primarily in income-producing securities. The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing in: (1) exchange traded funds and open-end investment companies (“Underlying Funds”) that primarily invest in or are otherwise exposed to domestic or foreign debt instruments, including developed or emerging market high-yield debt instruments; (2) derivative instruments, including futures contracts, forward contracts and credit default swaps; (3) U.S. or foreign fixed-income securities, including developed or emerging market fixed income securities (of any rating and varying maturities), structured notes and exchange traded notes (“ETNs”); (4) preferred stocks; and (5) mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, mortgage-backed securities, asset-backed securities and mortgage dollar rolls). The Fund may also invest a portion of its assets in private placement offerings which may be illiquid. In addition, the Fund may engage in transactions for the purpose of hedging against changes in the price of other Fund portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The adviser may also decide to maintain only short positions in the Fund so that the net economic exposure may be inverse to the performance of any target fixed income or bond asset class. The Fund’s level of economic exposure will range from -100% to 125% of the adviser’s expected total return of the fixed income markets and/or alternative fixed income markets. The adviser may short one duration of a fixed income security or derivative instrument while maintaining a long position in another duration of a fixed income security or derivative instrument. The Fund’s secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will take a temporary defensive position and/or be allocated 100% to U.S. Treasuries or short-term fixed income securities, U.S. or foreign cash or cash equivalents.

The Fund may invest in either U.S. or foreign securities or issuers, without limitation with respect to the amount or type of foreign security and these investments may include securities of issuers in developed or emerging markets.

The Fund may invest in both investment-grade fixed income securities and high yield fixed income securities (“junk bonds”). The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S?char_error? (below investment grade). Up to 100% of the Fund’s assets may be invested in instruments generally rated below Caa3 by Moody’s or CCC- by S?char_error? or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.

The adviser employs a tactical strategy and may hedge or sell outright any or all of the securities in the Fund. The Fund may employ leverage. The adviser may also use a “representative sampling” strategy to manage the Fund, which involves investing in a representative sample of securities that collectively has an investment profile the adviser believes are similar to that of the fixed income markets as a whole.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The adviser may engage in active and frequent trading to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

• Below-Investment Grade Securities Risk:  High-yield, high-risk fixed income securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

• Credit Default Swap Risk:   Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Derivative Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell security or otherwise exit the contract in a timely manner).

Emerging Market Risk:   Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETN Risk:  ETNs are subject to the equivalent of investment advisory fee and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in securities.  In addition to issuer risk, each ETN is subject to other specific risks, depending on its investments.

• Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Risk The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Interest Rate Risk:  When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquidity Risk:   Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk:  The ability of the Fund to meet its investment objectives is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

• Market Risk:  Securities prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

• Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

• Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the REITs in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.

• Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds.  Positions in shorted securities and derivatives are speculative and more risky than "long" positions (purchases) because the cost of the replacement security or derivative is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

• Tax Inefficiency: The Adviser expects that most of the gains generated by the Fund will be categorized as short-term capital gains which will be subject to higher tax rates than long-term capital gains. Given the potential tax-inefficiency of the Fund, investors should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

• Underlying Fund Risk:  Underlying Funds, including ETFs and other investment companies, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in securities.  Each Underlying Funds is subject to specific risks, depending on its investments.

Performance:

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 26, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jun 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 26, 2013
Prospectus Date	rr_ProspectusDate	Jun 26, 2013
TOEWS UNCONSTRAINED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TOEWS UNCONSTRAINED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest primarily in income-producing securities. The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing in: (1) exchange traded funds and open-end investment companies (“Underlying Funds”) that primarily invest in or are otherwise exposed to domestic or foreign debt instruments, including developed or emerging market high-yield debt instruments; (2) derivative instruments, including futures contracts, forward contracts and credit default swaps; (3) U.S. or foreign fixed-income securities, including developed or emerging market fixed income securities (of any rating and varying maturities), structured notes and exchange traded notes (“ETNs”); (4) preferred stocks; and (5) mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, mortgage-backed securities, asset-backed securities and mortgage dollar rolls). The Fund may also invest a portion of its assets in private placement offerings which may be illiquid. In addition, the Fund may engage in transactions for the purpose of hedging against changes in the price of other Fund portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The adviser may also decide to maintain only short positions in the Fund so that the net economic exposure may be inverse to the performance of any target fixed income or bond asset class. The Fund’s level of economic exposure will range from -100% to 125% of the adviser’s expected total return of the fixed income markets and/or alternative fixed income markets. The adviser may short one duration of a fixed income security or derivative instrument while maintaining a long position in another duration of a fixed income security or derivative instrument. The Fund’s secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will take a temporary defensive position and/or be allocated 100% to U.S. Treasuries or short-term fixed income securities, U.S. or foreign cash or cash equivalents.

The Fund may invest in either U.S. or foreign securities or issuers, without limitation with respect to the amount or type of foreign security and these investments may include securities of issuers in developed or emerging markets.

The Fund may invest in both investment-grade fixed income securities and high yield fixed income securities (“junk bonds”). The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S?char_error? (below investment grade). Up to 100% of the Fund’s assets may be invested in instruments generally rated below Caa3 by Moody’s or CCC- by S?char_error? or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.

The adviser employs a tactical strategy and may hedge or sell outright any or all of the securities in the Fund. The Fund may employ leverage. The adviser may also use a “representative sampling” strategy to manage the Fund, which involves investing in a representative sample of securities that collectively has an investment profile the adviser believes are similar to that of the fixed income markets as a whole.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The adviser may engage in active and frequent trading to achieve the Fund’s investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

• Below-Investment Grade Securities Risk:  High-yield, high-risk fixed income securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

• Credit Default Swap Risk:   Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Derivative Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell security or otherwise exit the contract in a timely manner).

Emerging Market Risk:   Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETN Risk:  ETNs are subject to the equivalent of investment advisory fee and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in securities.  In addition to issuer risk, each ETN is subject to other specific risks, depending on its investments.

• Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Risk The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Interest Rate Risk:  When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquidity Risk:   Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk:  The ability of the Fund to meet its investment objectives is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

• Market Risk:  Securities prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

• Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

• Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the REITs in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.

• Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds.  Positions in shorted securities and derivatives are speculative and more risky than "long" positions (purchases) because the cost of the replacement security or derivative is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

• Tax Inefficiency: The Adviser expects that most of the gains generated by the Fund will be categorized as short-term capital gains which will be subject to higher tax rates than long-term capital gains. Given the potential tax-inefficiency of the Fund, investors should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

• Underlying Fund Risk:  Underlying Funds, including ETFs and other investment companies, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in securities.  Each Underlying Funds is subject to specific risks, depending on its investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time.
TOEWS UNCONSTRAINED INCOME FUND | TOEWS UNCONSTRAINED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TUIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.